Lincoln Benefit Life Company

Lincoln Benefit Life Variable Life Account

Supplement, dated February 26, 2009 to

Consultant Protector Variable Universal Life Prospectus and

Consultant Accumulator Variable Universal Life Prospectus

dated May 1, 2008

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable life policies ("Policies") issued by Lincoln Benefit Life Company.

We have received notification for the liquidation of the following two portfolios:

Portfolio Name “Liquidating Portfolio”	Scheduled Liquidation Date “Liquidation Date”
Premier VIT OpCap Balanced Portfolio	April 24, 2009
Janus Aspen Perkins Small Company Value Portfolio – Service Shares	April 30, 2009

Due to the liquidation of the Liquidating Portfolios, we will no longer accept new premiums for investment in, nor will we permit transfers to, the Premier VIT OpCap Balanced Sub-Account and Janus Aspen Perkins Small Company Value Sub-Account (each, a "Liquidating Sub-Account") on or after April 24, 2009 and April 30, 2009, respectively.

As the Liquidating Sub-Accounts will no longer be offered as investment options, you may wish to transfer, prior to the applicable Liquidation Date, some or all of your Policy Value in the Liquidating Sub-Accounts to the other investment options currently offered by your Policy. These transfers are not subject to a transfer fee. Any value remaining in a Liquidating Sub-Account will be transferred automatically, as of the applicable Liquidation Date, to the Fidelity VIP Money Market – Initial Class Sub-Account, an investment option already available under your Policy.

If you currently allocate Policy Value to a Liquidating Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment options currently available under your Policy, any allocations to a Liquidating Sub-Account will be automatically allocated, as of the applicable Liquidation Date, to the Fidelity VIP Money Market - Initial Class Sub-Account.

We will send you a confirmation that shows the amount that is transferred to the Fidelity VIP Money Market - Initial Class Sub-Account or to the investment option that you chose and the date of the transaction. For additional information on how to transfer to another investment option, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-800-865-5237.

If your Policy Value in a Liquidating Sub-Account is transferred automatically to the Fidelity VIP Money Market - Initial Class Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the Fidelity VIP Money Market Sub-Account to any other investment option(s) available under your Contract. Such transfer is not subject to a transfer fee.

Attached, as Appendix A is a list of the Portfolios currently available under your Policy.

Please keep this supplement for future reference together with your prospectus.

Appendix A

The Consultant Protector Variable Universal Life and Consultant Accumulator Variable Universal Life policies offer a variety of Investment Options. Below is a listing of the Portfolios currently available. Also included is the investment objective for each Portfolio. For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

Portfolios

Portfolio	Investment Objective
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund - Series I	Long-term growth of capital
AIM V.I. Capital Appreciation Fund – Series I	Growth of capital
AIM V.I. Core Equity Fund – Series I	Growth of capital
AIM V.I. Mid Cap Core Equity Fund – Series I	Long-term growth of capital
The Alger American Fund
Alger American Capital Appreciation Portfolio - Class O	Long-term capital appreciation
Alger American LargeCap Growth Portfolio - Class O	Long-term capital appreciation
Alger American MidCap Growth Portfolio - Class O	Long-term capital appreciation
DWS Variable Series II
DWS Balanced VIP - Class A	High total return, a combination of income and capital appreciation
DWS Investments VIT Funds
DWS Equity 500 Index VIP - Class A	To replicate as closely as possible before deduction of expenses, performance of the S&P 500 Index which emphasizes stocks of large U.S. companies.
DWS Small Cap Index VIP - Class A	To replicate as closely as possible before deduction of expenses, performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies.
Fidelity® Variable Insurance Products
Fidelity VIP Asset ManagerSM Portfolio - Initial Class	To obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Fidelity VIP Contrafund® Portfolio - Initial Class	Long-term capital appreciation
Fidelity VIP Equity-Income Portfolio - Initial Class

Reasonable Income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®)

Fidelity VIP Growth Portfolio – Initial Class	To achieve capital appreciation
Fidelity VIP Index 500 Portfolio - Initial Class	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®
Fidelity VIP Investment Grade Bond Portfolio – Initial Class	As high a level of current income as is consistent with the preservation of capital.
Fidelity VIP Money Market Portfolio - Initial Class	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity VIP Overseas Portfolio - Initial Class	Long-term growth of capital
Janus Aspen Series
Janus Aspen Series Forty Portfolio – Institutional Shares	Long-term growth of capital
Janus Aspen Series Balanced Portfolio – Service Shares	Long-term capital growth, consistent with preservation of capital and balanced by current income

Janus Aspen Series INTECH Risk-Managed Core Portfolio – Service Shares	Long-term growth of capital
Janus Aspen Series International Growth Portfolio – Service Shares	Long-term growth of capital
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares	Capital appreciation
Janus Aspen Series Worldwide Growth Portfolio - Service Shares	Long-term growth of capital in a manner consistent with the preservation of capital.
Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity Portfolio	Long-term capital appreciation
Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Fundamental Value Portfolio - Class I	Long-term capital growth with current income as a secondary consideration
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class I	Maximum total return, consistent with preservation of capital
Legg Mason Partners Variable Investors Portfolio - Class I	Long-term growth of capital with current income as a secondary objective
MFS® Variable Insurance TrustSM
MFS High Income Series - Initial Class	Total return with an emphasis on high current income, but also considering capital appreciation
MFS Investors Growth Stock Series – Initial Class	Capital appreciation
MFS Investors Trust Series - Initial Class	Capital appreciation
MFS New Discovery Series - Initial Class	Capital appreciation
MFS Total Return Series - Initial Class	Total return
MFS Utilities Series - Initial Class	Total return
MFS Value Series – Initial Class	Capital appreciation
Oppenheimer Variable Account Funds
Oppenheimer Global Securities Fund/VA

Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, growth-type companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer International Growth Fund/VA

Long term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside of the United States.

Oppenheimer Main Street Small Cap Fund®/VA	Capital appreciation
Oppenheimer MidCap Fund/VA	Capital appreciation by investing in ''growth type'' companies.
Premier VIT
Premier VIT NACM Small Cap Portfolio	Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2.2 billion at time of purchase.
PIMCO Variable Insurance Trust
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	Maximum total return, consistent with preservation of capital and prudent investment management
PIMCO VIT Money Market Portfolio – Administrative Shares	Maximum current income, consistent with preservation of capital and daily liquidity
PIMCO VIT Real Return Portfolio – Administrative Shares	Maximum real return, consistent with preservation of real capital and prudent investment management
PIMCO VIT Total Return Portfolio - Administrative Shares	Maximum total return, consistent with preservation of capital and prudent investment management
Putnam Variable Trust

Putnam VT High Yield Fund - Class IA	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT International Growth and Income Fund - Class IA	Capital growth. Current income is a secondary objective
The Rydex Variable Trust
Rydex VT Sector Rotation Fund	Long-term capital appreciation.
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio - I	Long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Income Portfolio - I	Substantial dividend income as well as long-term growth of capital
Van Eck Worldwide Insurance Trust
Van Eck Worldwide Absolute Return Fund	Consistent absolute (positive) returns in various market cycles
Van Eck Worldwide Emerging Markets Fund	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world
Van Eck Worldwide Hard Assets Fund	Long-term capital appreciation by investing primarily in "hard asset securities" with income as a secondary consideration
The Universal Institutional Funds, Inc.
Van Kampen UIF Capital Growth Portfolio, Class I	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Van Kampen UIF High Yield Portfolio, Class I	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Van Kampen UIF U.S. Real Estate Portfolio, Class I	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Van Kampen Life Investment Trust
Van Kampen LIT Government Portfolio, Class I	High current return consistent with preservation of capital
Van Kampen LIT Growth and Income Portfolio, Class I	Long-term growth of capital and income
Van Kampen LIT Mid Cap Growth Portfolio, Class II	Capital growth